UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property and equipment	$ 20,821	$ 19,163
Deferred tax assets	318	326
Other non-current assets	1,164	1,278
Total Non-current assets	22,303	20,767
Current assets
Inventories	10,509	10,098
Trade and other receivables	15,587	13,888
Income tax receivables	2,993	3,153
Other taxes receivable	2,904	3,746
Prepaid expenses	5,581	4,067
Term deposits and other financial assets	853	1,162
Cash and cash equivalents	47,431	76,670
Total Current assets	85,858	112,784
Total Assets	108,161	133,551
Equity
Share capital	287,816	286,156
Share premium	1,792,181	1,792,181
Other reserves	181,046	178,520
Accumulated losses	(2,260,155)	(2,230,584)
Equity attributable to the equity holders of the Company	888	26,273
Non-controlling interests	(521)	(539)
Total Equity	367	25,734
Non-current liabilities
Non-current borrowings	9,468	7,929
Trade and other payables	45	6
Deferred tax liabilities	65	126
Provisions for liabilities and other charges	767	721
Total Non-current liabilities	10,345	8,782
Current liabilities
Current borrowings	4,459	3,793
Trade and other payables	60,982	57,954
Income tax payables	11,795	12,456
Other taxes payable	9,761	11,478
Provisions for liabilities and other charges	7,716	8,522
Deferred income	2,736	4,832
Total Current liabilities	97,449	99,035
Total Liabilities	107,794	107,817
Total Equity and Liabilities	$ 108,161	$ 133,551